OPERATING SEGMENTS - Revenue by Segment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue	$ 6,761.3	$ 5,136.6
Solid Waste
Disclosure of operating segments [line items]
Revenue	5,512.4	4,403.6
Solid Waste | Canada
Disclosure of operating segments [line items]
Revenue	1,678.2	1,410.9
Solid Waste | USA
Disclosure of operating segments [line items]
Revenue	3,834.2	2,992.7
Environmental Services
Disclosure of operating segments [line items]
Revenue	1,248.9	733.0
Gross Revenue
Disclosure of operating segments [line items]
Revenue	7,564.4	5,811.4
Adjusted EBITDA	1,720.8	1,410.9
Gross Revenue | Solid Waste
Disclosure of operating segments [line items]
Revenue	6,221.2	4,998.1
Adjusted EBITDA	1,601.0	1,360.1
Gross Revenue | Solid Waste | Canada
Disclosure of operating segments [line items]
Revenue	1,926.5	1,610.5
Adjusted EBITDA	451.5	411.5
Gross Revenue | Solid Waste | USA
Disclosure of operating segments [line items]
Revenue	4,294.7	3,387.6
Adjusted EBITDA	1,149.5	948.6
Gross Revenue | Environmental Services
Disclosure of operating segments [line items]
Revenue	1,343.2	813.3
Adjusted EBITDA	307.4	186.9
Intercompany revenue
Disclosure of operating segments [line items]
Revenue	(803.1)	(674.8)
Intercompany revenue | Solid Waste
Disclosure of operating segments [line items]
Revenue	(708.8)	(594.5)
Intercompany revenue | Solid Waste | Canada
Disclosure of operating segments [line items]
Revenue	(248.3)	(199.6)
Intercompany revenue | Solid Waste | USA
Disclosure of operating segments [line items]
Revenue	(460.5)	(394.9)
Intercompany revenue | Environmental Services
Disclosure of operating segments [line items]
Revenue	(94.3)	(80.3)
Corporate
Disclosure of operating segments [line items]
Revenue	0.0	0.0
Adjusted EBITDA	$ (187.6)	$ (136.1)